Fair Value (Details 2) - Level 3 [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Assets classified as level 3		$ 524,178	$ 471,192
Assets classified as level 3, Purchases		152,501	109,477
Assets classified as level 3, Maturities		(20,410)	(11,390)
Assets classified as level 3, Earnings	[1]	295,733	(45,101)
Assets classified as level 3		952,002	524,178
Liabilities classified as level 3		524,178	471,192
Liabilities classified as level 3, Purchases		152,501	109,477
Liabilities classified as level 3, Maturities		(20,410)	(11,390)
Liabilities classified as level 3, Earnings	[1]	295,733	(45,101)
Liabilities classified as level 3		952,002	524,178
Derivatives Embedded in Assets on Deposits [Member]
Assets classified as level 3		524,178	471,192
Assets classified as level 3, Purchases		152,501	109,477
Assets classified as level 3, Maturities		(20,410)	(11,390)
Assets classified as level 3, Earnings	[1]	295,733	(45,101)
Assets classified as level 3		952,002	524,178
Liabilities classified as level 3		524,178	471,192
Liabilities classified as level 3, Purchases		152,501	109,477
Liabilities classified as level 3, Maturities		(20,410)	(11,390)
Liabilities classified as level 3, Earnings	[1]	295,733	(45,101)
Liabilities classified as level 3		$ 952,002	$ 524,178

[1]	Included in net income is realized gains and losses associated with embedded derivatives.